Financing Receivables (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Major Markets	Dec. 31, 2012 Major Markets	Dec. 31, 2013 Growth Markets	Dec. 31, 2012 Growth Markets	Dec. 31, 2013 Lease receivables	Dec. 31, 2012 Lease receivables	Dec. 31, 2011 Lease receivables	Dec. 31, 2013 Lease receivables Major Markets	Dec. 31, 2012 Lease receivables Major Markets	Dec. 31, 2011 Lease receivables Major Markets	Dec. 31, 2013 Lease receivables Growth Markets	Dec. 31, 2012 Lease receivables Growth Markets	Dec. 31, 2011 Lease receivables Growth Markets	Dec. 31, 2013 Loan receivables	Dec. 31, 2012 Loan receivables	Dec. 31, 2011 Loan receivables	Dec. 31, 2013 Loan receivables Major Markets	Dec. 31, 2012 Loan receivables Major Markets	Dec. 31, 2011 Loan receivables Major Markets	Dec. 31, 2013 Loan receivables Growth Markets	Dec. 31, 2012 Loan receivables Growth Markets	Dec. 31, 2011 Loan receivables Growth Markets
Financing Receivables
Ending Balance	$ 23,537	$ 22,510	$ 17,325	$ 16,701	$ 6,212	$ 5,808	$ 8,996	$ 9,174		$ 6,796	$ 7,036		$ 2,200	$ 2,138		$ 14,542	$ 13,336		$ 10,529	$ 9,666		$ 4,012	$ 3,670
Collectively evaluated for impairment	23,219	22,254	17,206	16,570	6,013	5,684
Individually evaluated for impairment	318	256	119	131	199	125
Allowance for Credit Losses
Allowance for credit losses, beginning balance	318	307	180	203	138	104	123	114	118	42	59	79	80	55	40	242	204	189	95	121	125	147	84	64
Write-offs	(33)	(15)	(23)	(14)	(10)	(1)
Provision	84	28	(21)	(9)	105	38
Other	(5)	(2)	1	0	(6)	(2)
Allowance for credit losses, ending balance	365	318	137	180	228	138	123	114	118	42	59	79	80	55	40	242	204	189	95	121	125	147	84	64
Collectively evaluated for impairment	93	98	45	69	48	29
Individually evaluated for impairment	$ 272	$ 220	$ 93	$ 111	$ 179	$ 109